Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
Class F
December 30, 2016
Prospectus

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

GSV-F-17-01 1.928461.106	March 10, 2017

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2016
Prospectus

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information for Fidelity® Series Emerging Markets Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

GSV-S-17-01 1.928460.106	March 10, 2017